Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Balance Sheets	CONDENSED BALANCE SHEETS
	As of March 31 2024	As of March 31 2023
	USD	USD
ASSETS:
Cash	2,279	4,472
Prepayment and other assets	—	5,795
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	141,456,064	11,303,978
TOTAL ASSETS	141,458,343	11,314,245

LIABILITIES:
Accrued expenses and other current liabilities	1,090,959	588,941
Due to related party	2,000,000	2,000,000
TOTAL LIABILITIES	3,090,959	2,588,941

SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 438,336,843 and 69,763,933 shares issued, 437,170,960 and 68,598,050 shares outstanding as of March 31,2024 and 2023, respectively)	43,834	6,977
Additional paid-in capital	210,324,890	71,021,898
Treasury stock	(3,988,370)	(3,988,370)
Accumulated deficit	(63,926,383)	(54,467,600)
Accumulated other comprehensive loss	(4,086,587)	(3,847,601)
TOTAL SHAREHOLDERS’ EQUITY	138,367,384	8,725,304
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	141,458,343	11,314,245

Schedule of Condensed Statements of Comprehensive (Loss) Income	CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
	Years Ended March 31,
	2024	2023	2022
	USD	USD	USD
Equity in (loss) earnings of subsidiaries	(7,394,438)	(1,086,999)	(13,720,643)
General administrative expense and others	(2,122,139)	(160,427)	(3,129,090)
NET (LOSS)	(9,516,577)	(1,247,426)	(16,849,733)

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(238,985)	(2,198,379)	1,454,319
COMPREHENSIVE (LOSS)	(9,755,562)	(3,445,805)	(15,395,414)

Schedule of Condensed Statements of Cash Flows	CONDENSED STATEMENTS OF CASH FLOWS
	For The Years Ended March 31,
	2024	2023	2022
	USD	USD	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss)	(9,516,577)	(1,247,426)	(16,851,064)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for doubts accounts	5,795	-	-
Equity in loss of subsidiaries	7,394,438	1,147,003	13,721,974
Share-based compensation	-	-	391,625
Changes in operating assets and liabilities:
Prepayments and other assets	-	-	154,654
Accrued expenses and other current liabilities	502,018	528,266	101,207
Interest payments on unsecured senior notes and short-term bank loan	-	-	(676,894)
NET CASH (USED IN) OPERATING ACTIVITIES	(1,614,326)	427,843	(3,158,498)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from private placement offering, net of offering costs	139,339,849	-	10,017,200
Principal payments on unsecured senior notes	-	-	(10,000,000)
Loan to subsidiaries, VIEs and VIE’s subsidiaries	(137,727,716)	(427,862)	(337,695)
Proceeds from related party	-	-	2,000,000
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	1,612,133	(427,862)	1,679,505
NET (DECREASE) IN CASH	(2,193)	(19)	(1,478,993)
CASH-beginning of year	4,472	4,491	1,483,484
CASH-end of year	2,279	4,472	4,491
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	24,988	17,549	92,816
Cash paid for interest	111,563	336,593	676,894